Schedule of finance costs (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Interest on bank loans	$ 340,605	$ 2,645,713	$ 2,863,104	$ 362,190
Interest on loans from related companies	251,071	1,950,246	2,285,985	2,252,192
Interest on lease liabilities	720,269	5,594,836	6,300,014	4,987,343
Finance costs	$ 1,311,945	$ 10,190,795	$ 11,449,103	$ 7,601,725